INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2014	Dec. 31, 2013
Provision for income taxes
Current provision for income tax	$ (111.8)	₽ (6,439)	₽ (5,188)	₽ (4,105)
Deferred income tax (expense)/benefit	26.3	1,513	864	188
Total provision for income taxes	(85.5)	(4,926)	(4,324)	(3,917)
Components of net income before income taxes
Income before income taxes	$ 235.8	₽ 13,582	₽ 11,107	₽ 13,596
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current provision for income tax	$ (97.9)	₽ (5,640)	₽ (4,908)	₽ (3,912)
Deferred income tax (expense)/benefit	19.3	1,108	331	(297)
Components of net income before income taxes
Income before income taxes	317.2	18,269	15,683	18,232
Other
Provision for income taxes
Current provision for income tax	(13.9)	(799)	(280)	(193)
Deferred income tax (expense)/benefit	7.0	405	533	485
Components of net income before income taxes
Income before income taxes	$ (81.4)	₽ (4,687)	₽ (4,576)	₽ (4,636)
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%